SCHEDULE OF PROPERTY PLANT AND EQUIPMENT DEPRECIATION RATE (Details)	12 Months Ended
Dec. 31, 2020
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	20.00%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	33.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	7.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	15.00%
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	3300.00%
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	1500.00%